--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                November 3, 1995

Dear Fellow Shareholder:

     For the third quarter ending September 30, 1995 Clemente Global Growth Fund's net asset value rose 4.1% to $10.85 per share. The Fund was helped by its investments in the United States, Austria, the Philippines, Japan, and South Africa, where our holdings significantly outperformed their respective markets. Good performance in these holdings were tempered by less than stellar performance from some of our holdings in France, Canada, South Korea, and Malaysia. In the second and third quarters of this year (i.e. the last six months) the Fund has climbed nicely, rising 7.9%, more than erasing the decline suffered in the first quarter. For the year to date period the NAV is up 1.3%.

THE PAST QUARTER

     The third quarter of 1995 produced generally positive but volatile results in global equity markets. A sharp rally in the US, particularly in technology stocks, gave support to other markets in July. The dollar's rebound, with the accompanying inflows into US capital markets, contributed significantly to the rally, as did the first easing of US monetary policy in more than two years. August produced some significant corrections: in the US, because the short-term direction of monetary policy became uncertain; in Asia, in response to liquidity tightening; and in Europe, as markets felt the sting of currency weakness born of budget woes and political uncertainty.

     Japan led the Asian markets in the third quarter, buoyed by dollar strength and the prospects for stimulative packages at home. Outside Japan, positive returns were turned in by Australia and New Zealand (slower growth, mild inflation, but no recession), Hong Kong and China, and South Korea (surge in growth, hopes for further market opening). Other markets struggled during the quarter: overheating economies and tightening liquidity plagued Indonesia, Malaysia, Philippines, Singapore, and Thailand.

     European markets were volatile in the third quarter, but were generally up in the face of a reduction of the currency pressures caused by a weaker dollar. The best performers were Sweden and Finland, both beneficiaries of earlier currency devaluations. Austria and France, both plagued by political uncertainty, were the region's worst performers. Most markets had local returns of 3-6%, with US dollar returns that were generally only half as large. Markets were helped by merger and acquisition activity (U.K.), search for safety (Switzerland), the easing of political tensions (Italy), and, overall, by an export and investment-led economic recovery.

     The US market was buoyed by the start of Federal Reserve easing, as well as by the recovery of the US dollar and the growing signs that the economic expansion could be sustained at a rate consistent with subdued inflation. Credible austerity programs drew some foreign investors back to Argentina and Mexico, ongoing reforms and a pick-up in growth boosted Brazil, while Chile's upward momentum was arrested by some weakness in copper prices.

PORTFOLIO ACTIVITY

     The emerging markets portion of the Fund decreased slightly to 17.5% as we reduced our weighting in the Philippines and Colombia, and added an investment in Malaysia. In the developed markets, meanwhile, we beefed up our weightings in the United States and Japan, while establishing new positions in Australia, Italy, and Spain. Our biggest increase was in the United States where we nearly doubled our exposure from 6.7% to 12.6%. Reductions were made in Ireland and Sweden.

LOOKING AHEAD

     World economic growth will continue to slow down modestly as policy-makers respond to warning signs of overheating, but there is little or no risk of recessions in 1996, and trade volumes will grow by 7% worldwide. The world's three largest economies all have question marks concerning near-term growth. In the US, growth in the third quarter came in at 4.2%, slightly ahead of last year's third quarter growth of 4.0%. One suspects that the third quarter is borrowing growth from the fourth quarter, but nonetheless, the risks of a recession in 1995-96 are very small. Germany's expansion, held back by the ongoing fiscal burden of unification, faces added adverse effects in the form of a sharply strengthened D-mark. Monetary easing has contributed to the reversal of this currency appreciation, and has largely eliminated the risks of a recession prior to 1997. The economy in Japan won't come back to normal for some time to come, although aggressive monetary and fiscal reflation can help mend some of the damage wrought by asset deflation, financial market fragility, political uncertainty, unprecedented social and economic change, and a strong yen.

     In Europe, the transition from export and investment-led growth to a consumption-led expansion has been made difficult by weak labor markets and by small gains in real income. Growth will decelerate modestly in 1996 from the 2.5-3.0% gains that will be turned in this year. The D-mark bloc, enjoying some of the benefits of Bundesbank discipline, will have inflation rates around 2% this year and 2-2.5% in 1996. The pick-up in inflation expected in 1996 will be moderate, with further easing of price pressures likely in the higher inflation countries.

     Asia's Pacific Rim will experience a modest deceleration of growth as a result of policy responses to overheating, and the slowing of the industrial economies. Strong domestic demand will produce growth of 7.7% on average in 1995, and 7.2% in 1996, down a bit from the 8.3% gains enjoyed last year. China continues to head for a "soft landing" with growth of 9.5% this year and 8.5% the next. Asia's dynamic economies are generally concerned about the consequences of rapid growth. Inflation has indeed picked up, and the response has been some measure of monetary tightening or the imposition of controls.

     Latin America is beginning to stabilize after the shocks set off by the Mexican peso crisis. Austerity programs will greatly restrain growth in Argentina and Mexico, and overall regional gains in real GDP will be just a bit more than 2% after a 5% plus advance in 1994. With US interest rates lower to stable, and the US economy growing at its trend level in 1996, Latin America's economies should grow by 3% or more. Latin America has two inflation success stories, Argentina (3%) and Chile (7-8%), one fallen angel in Mexico (50%), a perennial loser in Venezuela (60%), a nation for whom progress has come to an end for the time being, Colombia (20%), and an economy that has made significant progress, Brazil (940% in 1994 and 30% this year).

     Conditions for moderate global growth are in place. In the United States and other industrialized economies inflation is at its lowest level in 30 years, while elsewhere it generally remains under control. Economic expansion, led by the Asian economies, will moderate, as will fears of overheating. The recovery of the US dollar begun in April, is likely to hold up, although near-term risks are present, and continued volatility is the only currency market certainty. Monetary policies worldwide have exhibited a neutral to downward bias.

     The opportunities are still compelling and it is with you, the shareholder, in mind that we continue to seek the benefits of global growth investing. Thank you for your steadfast support.

                                Sincerely yours,




            /s/ LILIA C. CLEMENTE       /s/ LEOPOLDO M. CLEMENTE, JR.

              Lilia C. Clemente           Leopoldo M. Clemente, Jr.
                   Chairman                      President

----------------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1995

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
AUSTRALIA & NEW ZEALAND--5.5%
AUSTRALIA--3.3%
Common Stock--3.3%
    122,000   National Australia
                Bank, Ltd............ $      1,078,543
              (Banking & financial
                services)
    155,000   Western Mining Corp.
                Holdings, Ltd. ......        1,014,242
              (Producer & processor
                of mineral and
                petroleum products)
              Total Common
                Stock/Holdings--      ----------------
                Australia............        2,092,785
                                      ----------------
NEW ZEALAND--2.2%
Common Stock--2.2%
    500,000   Fletcher Challenge, Ltd...     1,348,490
              (Energy & forestry
                products)
     70,943   Fletcher Challenge, Ltd.
                Forestry Shares......           94,733
              (Energy & forestry
                products)
              Total Common
                Stock/Holdings--      ----------------
                New Zealand..........        1,443,223
                                      ----------------
              TOTAL HOLDINGS--
                AUSTRALIA & NEW
                ZEALAND..............        3,536,008
                                      ----------------
FAR EAST--37.5%
HONG KONG--1.8%
Common Stock--1.8%
    215,000   Cheung Kong Holdings,
                Ltd. ................        1,170,654
              (Real estate)
              Total Common
                Stock/Holdings--Hong  ----------------
                Kong.................        1,170,654
                                      ----------------
JAPAN--22.7%
Common Stock--19.9%
     23,000   Daiki Co., Ltd. .......          408,202
              (Home centers)

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
FAR EAST (CONTINUED)
JAPAN (CONTINUED)
Common Stock (continued)
     85,000   Hitachi Metals,
                Ltd. ................ $        997,192
              (High-quality specialty
                steel producer)
     18,000   Ito-Yokado Co.,
                Ltd. ................          989,071
              (Retail--supermarkets)
      1,000   Keiyu Co. .............           21,257
              (Used car dealer)
     87,000   Mitsui Trust & Banking
                Co., Ltd. ...........          806,929
              (Financial services--
                commercial banks)
     60,000   Mori Seiki Co.,
                Ltd. ................        1,161,135
              (Hand & machine tool
                maker)
     50,000   Omron Corp. ...........        1,138,073
              (Electronics)
     26,000   Rohm Co., Ltd. ........        1,618,971
              (Electronics--
                semiconductors)
     43,000   Sankyo Co., Ltd. ......          974,431
              (Pharmaceuticals)
     49,000   Sanwa Bank, Ltd. ......          913,867
              (Financial services--
                commercial banks)
     50,000   Shin-Etsu Chemical Co.           962,599
              (Chemicals--
                semiconductors & PVC)
     24,000   TDK Corp. .............        1,227,314
              (Electronics)
     36,000   Tokyo Electron,
                Ltd. ................        1,555,801
              (Computers--
                electronics trading
                company)
              Total Common Stock--    ----------------
                Japan................       12,774,842
                                      ----------------
Warrants--2.8%
    256,000   Nikkei 225 Call Warrant
                expires 8/15/97......        1,792,000
                                      ----------------
              Total Warrants--Japan..        1,792,000
                                      ----------------
              Total Holdings--Japan..       14,566,842
                                      ----------------

----------------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
FAR EAST (CONTINUED)
KOREA--4.3%
Common Stock--4.3%
     42,000   *Korea Zinc Co......... $      1,060,661
              (Metals--diversified)
     36,236   L.G. Electronics
                Co. .................        1,212,269
              (Consumer electronics &
                electric appliance
                maker)
      2,113   *L.G. Electronics Co.
                New Common 1.........           67,940
              (Consumer electronics &
                electric appliance
                maker)
      4,570   Pohang Iron & Steel
                Co., Ltd. ...........          390,847
              (Iron & steel
                manufacturer)
              Total Common
                Stock/Holdings--      ----------------
                Korea................        2,731,717
                                      ----------------
MALAYSIA--1.1%
Common Stock--1.1%
    400,000   Renong Berhad..........          693,577
              (Conglomerate--
                engineering,
                construction &
                financial services)
              Total Common
                Stock/Holdings--      ----------------
                Malaysia.............          693,577
                                      ----------------
PHILIPPINES--6.4%
Common Stock--6.3%
  1,704,500   *+Grand Plaza Hotel
                Corp. ...............          899,343
              (Property developer)
     17,820   Metropolitan Bank &
                Trust Co. (Partially
                Paid Shares).........           68,381
              (Financial services--
                commercial banks)

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
FAR EAST (CONTINUED)
PHILIPPINES (CONTINUED)
Common Stock (continued)
     49,066   *Philex Mining Corp.,
                CI B................. $          6,402
              (Mining)
 24,000,000   *Southeast Asia Cement
                Holdings Co. ........        3,039,140
              (Cement producer)
              Total Common Stock--    ----------------
                Philippines..........        4,013,266
                                      ----------------
Rights--0.1%
     17,820   Metropolitan Bank &
                Trust Co. ...........           68,381
              (Financial services--
                commercial banks)
              Total Rights--          ----------------
                Philippines..........           68,381
                                      ----------------
              Total Holdings--
                Philippines..........        4,081,647
                                      ----------------
SINGAPORE--1.2%
Common Stock--1.2%
    430,000   United Overseas Land,
                Ltd. ................          769,744
              (Conglomerate--real
                estate)
              Total Common
                Stock/Holdings--      ----------------
                Singapore............          769,744
                                      ----------------
              TOTAL HOLDINGS--
                FAR EAST.............       24,014,181
                                      ----------------
AFRICA--4.8%
SOUTH AFRICA--4.8%
Common Stock--4.8%
    208,970   Murray & Roberts
                Holdings, Ltd. ......        1,359,848
              (Engineering &
                construction)

----------------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
AFRICA (CONTINUED)
SOUTH AFRICA (CONTINUED)
Common Stock (continued)
     53,800   South Africa Breweries,
                Ltd. ................ $      1,695,208
              (Beverage, retail, and
                hotel holding
                company)
              Total Common
                Stock/Holdings--      ----------------
                South Africa.........        3,055,056
                                      ----------------
              TOTAL HOLDINGS--
                AFRICA...............        3,055,056
                                      ----------------
EUROPE--27.0%
AUSTRIA--2.2%
Common Stock--2.2%
      8,150   Austria Mikro Systeme
                International
                A.G. ................        1,419,437
              (Electronics--
                semiconductors)
              Total Common
                Stock/Holdings--      ----------------
                Austria..............        1,419,437
                                      ----------------
FINLAND--4.0%
Common Stock--4.0%
     25,400   Aamulehti Yhtymae
                Oy-II................          481,545
              (Publishing)
      8,500   Kone Corp., CI B.......          944,997
              (Elevator manufacturer)
     24,900   Metra Oy, CI B.........        1,153,938
              (Engineering &
                construction)
              Total Common
                Stock/Holdings--      ----------------
                Finland..............        2,580,480
                                      ----------------

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
EUROPE (CONTINUED)
FRANCE--2.7%
Common Stock--2.7%
     20,700   Banque Nationale de
                Paris................ $        811,880
              (Banking--commercial
                centers)
      9,381   Compagnie Generale des
                Eaux.................          901,726
              (Utilities--water)
              Total Common
                Stock/Holdings--      ----------------
                France...............        1,713,606
                                      ----------------
GERMANY--1.7%
Common Stock--1.7%
      1,500   Wella A.G. ............        1,077,058
              (Personal care products
                manufacturer &
                marketer)
              Total Common
                Stock/Holdings--      ----------------
                Germany..............        1,077,058
                                      ----------------
IRELAND--4.9%
Common Stock--4.9%
    212,650   Bank of Ireland Group Plc..    1,335,065
              (Commercial bank)
    297,498   Independent Newspapers
                plc..................        1,819,622
              (Newspaper publishing,
                cable TV &
                advertising)
              Total Common
                Stock/Holdings--      ----------------
                Ireland..............        3,154,687
                                      ----------------

----------------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
EUROPE (CONTINUED)
ITALY--1.6%
Common Stock--1.6%
    620,000   Telecom Italia Mobile
                Sp. A................ $      1,029,369
              (Telecommunications)
              Total Common
                Stock/Holdings--
                Italy                 ----------------
                .....................        1,029,369
                                      ----------------
NETHERLANDS--3.9%
Common Stock--3.9%
     17,600   Polygram NV............        1,145,288
              (Entertainment--
                recorded music)
     10,000   Verenidge Nederlendse
                Uitgevsbedri Verigd
                Bezit................        1,326,492
              (Publishing & printing)
              Total Common Stock/
                Holdings--            ----------------
                Netherlands..........        2,471,780
                                      ----------------
SPAIN--1.5%
Common Stock--1.5%
     18,500   Empresa Nacional de
                Electridad S.A. .....          949,870
              (Utilities--electric)
              Total Common Stock/     ----------------
                Holdings--Spain......          949,870
                                      ----------------
SWEDEN--1.7%
Common Stock--1.7%
     30,200   Astra AB--A Shares.....        1,080,233
              (Pharmaceuticals)
              Total Common Stock/     ----------------
                Holdings--Sweden.....        1,080,233
                                      ----------------

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
EUROPE (CONTINUED)
UNITED KINGDOM--2.8%
Common Stock--2.8%
     40,200   Reed International
                plc.................. $        607,730
              (Publishing/printing)
    131,000   Reuters Holdings plc...        1,159,215
              (Electronic information
                services)
              Total Common Stock/
                Holdings--United      ----------------
                Kingdom..............        1,766,945
                                      ----------------
              TOTAL HOLDINGS--
                EUROPE...............       17,243,465
                                      ----------------
LATIN AMERICA--5.8%
BRAZIL--1.0%
Common Stock--1.0%
     58,000   ++Usiminas Sideburg
                Minas ADS............          645,250
              (Steel producer)
              Total Common Stock/     ----------------
                Holdings--Brazil.....          645,250
                                      ----------------
CHILE--2.1%
Common Stock--2.1%
    250,000   Antofagasta Holdings
                plc..................        1,337,635
              (Copper & gold mining,
                & railroad holding
                company)
              Total Common Stock/     ----------------
                Holdings--Chile......        1,337,635
                                      ----------------

----------------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
LATIN AMERICA (CONTINUED)
MEXICO--2.7%
Common Stock--2.7%
     64,000   Panamerican Beverages,
                Inc. ADR............. $      1,720,000
              (Bottler of brand name
                soft drinks in
                Mexico, Brazil &
                Colombia)
              Total Common Stock/     ----------------
                Holdings--Mexico.....        1,720,000
                                      ----------------
              TOTAL HOLDINGS--LATIN
                AMERICA..............        3,702,885
                                      ----------------
NORTH AMERICA--22.0%
CANADA--4.6%
Common Stock--4.6%
     30,000   Alcan Aluminium,
                Ltd. ................          972,502
              (Metals--diversified)
     27,800   *Newbridge Networks
                Corp. ...............          816,625
              (Telecommunications
                equipment)
     87,500   ++Royal Plastics Group,
                Ltd. ................        1,149,256
              (Building materials)
              Total Common Stock/     ----------------
                Holdings--Canada.....        2,938,383
                                      ----------------
UNITED STATES--17.4%
Common Stock--12.6%
     66,000   *Dialogic Corp. .......        1,633,500
              (Computer based
                call processing
                equipment)
     34,000   Enron Corp. ...........        1,139,000
              (Oil/gas exploration &
                production)

------------------------------------------------------
SHARES/PRINCIPAL
     AMOUNT     DESCRIPTION                      VALUE
------------------------------------------------------
NORTH AMERICA (CONTINUED)
UNITED STATES (CONTINUED)
Common Stock (continued)
    122,000   *Geotek Industries,
                Inc. ................ $      1,113,250
              (Supplier of
                specialized mobile
                radio services)
     23,000   Intel Corp. ...........        1,382,875
              (Electronics--semiconductors)
     17,000   Suntrust Banks,
                Inc. ................        1,124,125
              (Financial services--
                commercial banks)
     24,200   *Sybase, Inc. .........          777,425
              (Computer software and
                services)
     28,000   Worldcom, Inc. ........          899,500
              (Utilities--
                telecommunications)
              Total Common Stock--    ----------------
                United States........        8,069,675
                                      ----------------
Short-Term Instruments--4.8%
 $3,045,000   Prudential Funding
                Corp. Commercial
                Paper 6.25% dated
                9/29/95, due
                10/02/95.............        3,045,000
              Total Short-Term
                Instruments--United   ----------------
                States...............        3,045,000
                                      ----------------
              Total Holdings--United
                States...............       11,114,675
                                      ----------------
              TOTAL HOLDINGS--NORTH
                AMERICA..............       14,053,058
                                      ----------------

----------------------------------------------------------
CLEMENTE GLOBAL GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1995

-----------------------------------------------------
                                                VALUE
-----------------------------------------------------
Total Investments
  (Cost $55,344,251)**.......  102.6%    $ 65,604,653
Other Assets Less
  Liabilities................   (2.6%)     (1,649,502)
                                         ------------
Total Net Assets.............  100.0%    $ 63,955,151
                                          ===========
Net Asset Value Per Share............          $10.85
                                               ======

(ADR)  American Depositary Receipts
(ADS)  American Depositary Shares
  *    Non-Income Producing Security.
  +    Common stock has warrant offering of 1
       warrant for every 5 shares owned, expiring on 12/9/97. Warrants currently valued at zero.
  ++   Security restricted as to resale to
       institutional investors.

    **SUMMARY OF TOTAL
        INVESTMENTS:            COST          VALUE
                            ------------   ------------
Common Stock............... $ 50,777,784   $ 60,699,272
Rights.....................       68,795         68,381
Warrants...................    1,452,672      1,792,000
Short-Term Instruments.....    3,045,000      3,045,000
                            ------------   ------------
Total Investments.......... $ 55,344,251   $ 65,604,653
                              ==========     ==========

                 (This page has been left blank intentionally.)

                                    DIRECTORS AND OFFICERS

                                    LILIA C. CLEMENTE, Chairman and
                                     Director

                                    LEOPOLDO M. CLEMENTE, JR.,
                                     President and Director

                                    ADRIAN C. CASSIDY, Director

                                    THOMAS H. LENAGH, Director

                                   +SAM NAKAGAMA, Director

                                   +ROBERT B. OXNAM, Director

                                   +G. PETER SCHIEFERDECKER, Director

                                    BARON J.G.A. SIRTEMA VAN GROVESTINS,
                                     Director

                                    WILLIAM H. BOHNETT, Secretary

                                    THOMAS J. PRAPAS, Treasurer

                                    MARIA DISTEFANO,
                                     Assistant Secretary

                                   ------------
                                   +Members of Audit Committee


                                   -----------------------------------

                                   EXECUTIVE OFFICES--
                                   152 W. 57th Street, New York, NY 10019
                                   (For latest net asset value and market
                                   data, please call 212-765-0700; regarding shareholder inquiries, please call 1-800-432-8224)

                                   INVESTMENT ADVISER--
                                   Clemente Capital, Inc.

                                   ADMINISTRATOR--
                                   Furman Selz Incorporated

                                   TRANSFER AGENT AND REGISTRAR--
                                   The Bank of New York

                                   CUSTODIAN--
                                   Brown Brothers Harriman & Co.

                                   LEGAL COUNSEL--
                                   Fulbright & Jaworski L.L.P.

-------------------------------------------------
                               SUMMARY OF GENERAL
                                  INFORMATION
-------------------------------------------------

THE FUND

        Clemente Global Growth Fund is a closed-end investment company whose shares trade on the New York Stock Exchange. The Fund seeks long-term capital appreciation primarily through investment in small and medium sized equities located throughout the world. The Fund is managed by Clemente Capital, Inc.

SHAREHOLDER INFORMATION

        Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of most newspapers under the designation "ClmGlb". The Fund's New York Stock Exchange trading symbol is
CLM. Net asset value (NAV) and market price information about Clemente Global Growth Fund shares are published each Monday in The Wall Street Journal and
The New York Times and in other newspapers. For Shareholders' account inquiries call 1-800-432-8224.

DIVIDEND REINVESTMENT PLAN

        Through its voluntary Dividend Reinvestment Plan, shareholders of Clemente Global Growth Fund may elect to receive dividends and capital gains distributions in the form of additional shares of the Fund.

This report is transmitted to the shareholders of Clemente Global Growth Fund, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

                   [CLEMENTE GLOBAL GROWTH FUND, INC. LOGO]

                                CLEMENTE GLOBAL
                               GROWTH FUND, INC.

                                QUARTERLY REPORT

                               SEPTEMBER 30, 1995